CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash	$ 1,201	$ 684
Cash equivalents	440	454
Restricted cash	216	141
Total cash and cash equivalents	$ 1,857	$ 1,279	$ 1,406	$ 867